
TAX FREE FUND OF VERMONT, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
   Investments in securities at market value
      (identified cost $7,279,907) (Note 1-A)                      $  7,292,448
   Cash                                                                  73,165
   Interest receivable                                                  112,771
   Prepaid expenses and other assets                                     43,770
                                                                   ------------
         Total assets                                                 7,522,154
                                                                   ------------
LIABILITIES
   Accrued expenses                                                         187
                                                                   ------------

NET ASSETS
   (Applicable to 765,075 shares outstanding,
       $.01 par value, 10,000,000 shares authorized)               $  7,521,967
                                                                   ============

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($7,521,967 / 765,075)                                                 $9.83
                                                                          =====

NET ASSETS
   At June 30, 2001, net assets consisted of:
      Paid-in capital                                              $  7,706,846
      Accumulated net realized loss on investments                     (197,420)
      Unrealized appreciation of investments                             12,541
                                                                   ------------
                                                                   $  7,521,967
                                                                   ============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.

TAX FREE FUND OF VERMONT, INC.

STATEMENT OF OPERATIONS

Six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income
      Interest                                                      $  215,957
                                                                    ----------

   Expenses
      Investment advisory fees (Note 4)                                 26,001
      Printing and postage                                               5,874
      Audit fees                                                         8,134
      Insurance                                                          5,232
      Administrative and shareholder services (Note 4)                   5,374
      Portfolio pricing costs                                            1,262
      Custody fees                                                         945
      Registration fees                                                    376
      Directors fees and expenses                                        2,261
      Other                                                              1,417
                                                                    ----------
      Total expenses                                                    56,876
                                                                    ----------
         Net investment income                                         159,081
                                                                    ----------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments sold                                (3,204)
   Net change in unrealized appreciation                               (10,884)
                                                                    ----------
         Net loss on investments                                       (14,088)
                                                                    ----------
            Net increase in net
               assets resulting from operations                     $  144,993
                                                                    ==========

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

TAX FREE FUND OF VERMONT, INC.

STATEMENT OF CHANGES IN NET ASSETS

Six months ended June 30, 2001 and year ended December 31, 2000
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended            Year Ended
                                                  June 30, 2001        December 31,
                                                   (Unaudited)            2000
                                                  ------------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS
      Net investment income                       $    159,081       $      323,912
      Net realized loss on investments                  (3,204)            (105,896)
      Net change in unrealized
         appreciation (depreciation)                   (10,884)             403,057
                                                  ------------       --------------
         Net increase in net
            assets resulting from operations           144,993              621,073
                                                  ------------       --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                           (159,081)            (323,912)
                                                  ------------       --------------
         Total distributions to shareholders          (159,081)            (323,912)
                                                  ------------       --------------

   CAPITAL SHARE TRANSACTIONS (Note 3)
      Decrease in net assets resulting from
         capital share transactions                    (30,008)          (1,390,625)
                                                  ------------       --------------

         Total decrease in net assets                  (44,096)          (1,093,464)

NET ASSETS
   Beginning of period                               7,566,063            8,659,527
                                                  ------------       --------------
   End of period                                  $  7,521,967       $    7,566,063
                                                  ============       ==============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

TAX FREE FUND OF VERMONT, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------


                                            Six Months
                                              Ended                        Years ended December 31,
                                           June 30, 2001    -------------------------------------------------
                                            (Unaudited)         2000       1999       1998      1997     1996
                                          --------------        ----       ----       ----      ----     ----
NET ASSET VALUE
   Beginning of year                         $ 9.85          $  9.48    $ 10.23    $ 10.29   $  9.97   $ 9.96
                                             ------          -------    -------    -------   -------   ------
   Income from investment operations
      Net investment income                     .20              .39        .39        .43       .43      .43
      Net gain (loss) on securities
         (both realized and unrealized)        (.02)             .37       (.72)      (.04)      .32      .01
                                             ------          -------    -------    -------   -------   ------
      Total from investment operations          .18              .76       (.33)       .39       .75      .44
                                             ------          -------    -------    -------   -------   ------
   Less distributions from
      Net investment income                    (.20)            (.39)      (.39)      (.43)     (.43)    (.43)
      Realized gains on investments              -                -        (.03)      (.02)       -        -
                                             ------          -------    -------    -------   -------   ------
      Total distributions                      (.20)            (.39)      (.42)      (.45)     (.43)    (.43)
                                             ------          -------    -------    -------   -------   ------
   End of year $                               9.83          $  9.85    $  9.48    $ 10.23   $ 10.29   $ 9.97
                                             ======          =======    =======    =======   =======   ======
TOTAL RETURN                                   1.92%            8.23%     (3.38)%     3.82%     7.74%    4.56%

RATIOS/SUPPLEMENTAL DATA
   Net assets at end of year (000's)         $7,522           $7,566     $8,660     $9,539    $7,879   $7,219
   Ratio of
      Expenses to average net assets           1.52%*           1.51%      1.48%      1.51%     1.72%    1.55%
      Net investment
         income to average net assets          4.25%*           4.09%      3.88%      4.16%     4.26%    4.41%

PORTFOLIO TURNOVER                                6%              12%        50%        41%       60%      98%

*  Annualized

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

TAX FREE FUND OF VERMONT, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Municipal Bonds (96.95%)
                                                                           Maturity        Principal         Market
Vermont (91.19%)                                              Rate          Date            Amount            Value
                                                              ----      ------------        -------         --------
    Vermont Educational and
       Health Buildings Financing Agency
       1993 Revenue Bond
       (Norwich University Project)                           6.00%        09/01/13    $    105,000     $    107,100
       1998 Revenue Bond
       (Norwich University Project)                           5.50%        07/01/21         550,000          525,250
       1994 Revenue Bond
       (St. Johnsbury Academy Project)                        7.15%        04/15/14       1,145,000        1,179,350
       1994 Revenue Bond
       (St. Johnsbury Academy Project)                        7.375%       04/15/24         325,000          335,156
       1993 Revenue Bond
       (Champlain College Project)                            6.00%        10/01/13         270,000          275,737
       1994 Revenue Bond
       (Landmark College Project)                             7.15%        11/01/14         500,000          540,000
       1996 Revenue Bond
       (Lyndon Institute)                                     6.60%        12/01/14         335,000          352,588
       1993 Revenue Bond
       (Medical Center Hospital)                              6.00%        09/01/22         315,000          326,419
       1996 Revenue Bond
       (Northwestern Medical Center)                          6.25%        09/01/18         415,400          376,175
       1991 Revenue Bond
       (Vermont Law School Project)                           8.15%        01/01/11          50,000           51,063
       1999 Revenue Bond
       (Middlebury College Project)                           5.00%        11/01/38         400,000          325,937
       1996 Revenue Bond
       (St. Michaels)                                         6.00%        04/01/21          50,000           55,500
    Vermont State Agricultural College
       1998 Revenue Bond                                      4.75%        10/01/29         110,000           99,138
       1998 Revenue Bond                                      4.75%        10/01/38         150,000          133,500
    Vermont State General Obligation
       1999 Series A                                          5.625%       02/01/17         110,000          115,637
    Vermont Housing Finance Agency
       Single Family Mortgage-Backed Bond
       1989 Series A                                          7.85%        12/01/29         190,000          192,177
       1994 Series 5                                          6.875%       11/01/16          60,000           63,000
       2000 Series 12A                                        6.30%        11/01/31         250,000          259,688
       1999 Series 1                                          5.25%        05/01/29         350,000          337,312

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

TAX FREE FUND OF VERMONT, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Maturity        Principal         Market
                                                              Rate          Date            Amount            Value
                                                              ----      ------------        -------         --------
    Vermont Housing Finance Agency
       Multi-Family Mortgage-Backed Bond
       1995 Series A                                          6.15%        02/15/14    $    100,000     $    105,375
       1999 Series A                                          5.125%       02/15/20         250,000          250,938
    Vermont Municipal Bond Bank
       1999 Series A                                          5.50%        12/01/22         100,000          101,875
       2000 Series 1                                          4.50%        12/01/03         100,000          102,875
    Vermont Economic Development Authority
       Wake Robin                                             6.30%        03/01/33         600,000          597,750
    Vermont Public Power Authority
       1987 Series C McNeil                                   5.00%        07/01/15          50,000           50,033
                                                                                                        ------------
          Total Vermont Bonds                                                                              6,859,573
                                                                                                        ------------

Puerto Rico (5.76%)
    Puerto Rico Industrial,
       Medical & Environmental Authority
       1994 Revenue Bond
       (Ryder Memorial Hospital Project)                      6.60%        05/01/14         275,000          277,063
    Puerto Rico Public Building Authority                     5.75%        07/01/16         150,000          155,812
                                                                                                       -------------
       Total Puerto Rico Bonds                                                                               432,875
                                                                                                       -------------
          Total investments in securities
          (Cost $7,279,907) (96.95%) (1)                                                                   7,292,448
       Other assets and liabilities, net (3.05%)                                                             229,519
                                                                                                        ------------
       Net assets (100%)                                                                                $  7,521,967
                                                                                                        ============

(1)    The cost of investments for federal income tax purposes amounted to
       $7,279,907. Gross unrealized appreciation and depreciation of investments based on identified tax cost at June 30, 2001 are as follows:
          Gross unrealized appreciation                                                                   $  103,380
          Gross unrealized depreciation                                                                      (90,839)
                                                                                                          ----------
          Net unrealized appreciation                                                                     $   12,541
                                                                                                          ==========





--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------



TAX FREE FUND OF VERMONT, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Tax Free Fund of Vermont, Inc. (the "Fund") was incorporated under the laws of the State of Vermont on May 20, 1991. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund's investment goal is to seek the highest level of current income exempt from Federal and Vermont income taxes for shareholders as is consistent with the prudent investment management of the principal invested by shareholders.

     The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (A) SECURITY VALUATION

          Portfolio securities are valued by an independent pricing service using market quotations, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.

      (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses are recorded on the specific identification method. Interest income is accrued on a daily basis. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code.

      (C) INCOME TAXES

          It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all taxable income to the Fund's shareholders. Therefore, no Federal income tax provision is required. By qualifying as a "regulated investment company" for Federal income tax purposes, the Fund is not subject to Vermont income taxes on net income and net capital gains, if any, that are distributed to the Fund's shareholders. Dividends paid by the Fund to shareholders which qualify as "exempt interest dividends" for Federal income tax purposes are also excludable from shareholders' gross income for Vermont state income tax purposes so long as the total assets of the Fund are invested in Vermont Municipal Bonds and Other Municipal Bonds as defined in the prospectus.

      (D) DISTRIBUTIONS TO SHAREHOLDERS

          The Fund intends to declare daily and distribute monthly to its shareholders dividends from net investment income and to declare and distribute annually net realized long-term capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of post-October capital losses. Each distribution will be made in shares or, at the option of the shareholder, in cash. The Fund has a capital loss carryforward available to offset future capital gains, if any, in the amount of $193,231 which expires in varying increment through the year 2008.

--------------------------------------------------------------------------------



TAX FREE FUND OF VERMONT, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      (E) USE OF ESTIMATES

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)  PURCHASES AND SALES OF SECURITIES

     Costs of purchases and proceeds from sales of securities for the Fund for the six months ended June 30, 2001 aggregated $461,158 and $552,650, respectively.


(3)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                               2001                          2000
                                     ------------------------     ---------------------------
                                       Shares       Amount           Shares         Amount
      Shares sold                        32,772   $   325,022         26,784    $     254,655
      Shares issued in
        reinvestment of dividends        11,117       109,093         23,797          228,162
      Shares redeemed                   (47,177)     (464,123)      (195,828)      (1,873,442)
                                      ---------   -----------     ----------    -------------
         Net decrease                    (3,288)  $   (30,008)      (145,247)   $  (1,390,625)
                                      =========   ===========     ==========    =============

(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     As compensation for its management services, the Fund has agreed to pay Vermont Fund Advisors, Inc. (the "Advisor") a fee computed at the annual rate of .7% (seven-tenths of 1 percent) of average daily net asset value. This fee is reduced to .6% of average daily net assets over $10 million. However, the Advisor may voluntarily waive or refund investment advisory fees payable to it under the Advisory Agreement and assume and pay or otherwise reimburse the Fund for other operating expenses to whatever extent deemed necessary and appropriate. There was no reimbursement made by the Advisor for the six months ended June 30, 2001.

     In addition, the Fund has entered into an Administrative Services Agreement with the Advisor. The Agreement provides for a fee computed at a rate of .08% (eight-one hundredths of 1 percent) on the average daily net asset value of the Fund to be paid for administrative services received by the Fund. For the six months ended June 30, 2001, administrative services fees paid by the Fund totaled $5,374.

     Officers and shareholders of the Advisor also serve as a director and/or officer of the Fund. Officers of the Fund and interested directors receive no compensation directly from the Fund.


TAX FREE FUND OF VERMONT, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

(5)  CONCENTRATION OF CREDIT RISK

     The Fund invests a substantial proportion of its investments in debt obligations issued by the State of Vermont and its political sub-divisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Vermont municipal securities than is a fund that is not concentrated in these issuers to the same extent.


(6)  SUBSEQUENT EVENT

     The Board of Directors of the Fund have voted to recommend to the shareholders of the Fund that the Fund be dissolved and its assets distributed to them pro-rata. Vermont law requires that the dissolution of the Fund be approved by a majority vote of its shareholders. The Board has set August 27, 2001 as the date of record for shareholders eligible to vote on this issue.